Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

14. Income taxes

Cayman Islands

X Financial is a company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, YZT (HK) Limited, a subsidiary of the Group located in Hong Kong, is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong. No income tax expense for this entity has been recognized in the consolidated financial statements as it has no assessable income for the years ended December 31, 2019, 2020 and 2021.

PRC

The Company’s subsidiaries and consolidated VIEs established in the PRC are subject to an income tax rate of 25% for the years presented. As stipulated by the Taxation Law of the PRC, entities founded in certain industrial cooperation zones can be subject to a reduced enterprise income tax rate of 15%. One subsidiary became a qualified enterprise eligible to enjoy the preferential income tax rate of 15% in 2019, and it was not qualified to enjoy the preferential income tax rate of 15% from 2020. One VIE in Shenzhen was a qualified enterprise eligible to enjoy the preferential income tax rate of 15% from 2019 to 2021. Moreover, a qualified software enterprise is entitled to a tax holiday consisting of a two-year exemption starting from the first profit-making year and 50% reduction for the subsequent three years. One subsidiary was a qualified software enterprise and was subject to the preferential tax rate of 12.5% from 2019 to 2021.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income Tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to PRC income taxes, at a statutory income tax rate of 25%.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if an underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Tax yeas from 2015 to the current years for the Group’s PRC subsidiaries are subject to examination of the PRC tax authorities.

Current tax expense (benefit) and deferred tax expense (benefit), which are substantially all attributable to the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs, are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current tax expense (benefit)	71,809,290	(157,326,719)	35,315,597	5,541,788
Deferred tax expense (benefit)	(164,911,933)	(142,551,916)	333,420,104	52,320,890
Total income tax expense (benefit)	(93,102,643)	(299,878,635)	368,735,701	57,862,678

Income (loss) before income taxes and gain (loss) from equity affiliates for different jurisdictions is shown as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Cayman Islands	(9,978,594)	(15,160,941)	(6,463,771)	(1,014,307)
Hong Kong entities	(140,208)	911,529	948,973	148,915
PRC entities	674,034,252	(1,587,284,724)	1,196,315,182	187,727,958
Total	663,915,450	(1,601,534,136)	1,190,800,384	186,862,566

A reconciliation between income tax expense computed by applying the PRC tax rate of 25% to income (loss) before income taxes and gain (loss) from equity in affiliates and the reported amount of income tax expense (benefit) is as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Expected tax at PRC rate	165,978,862	(400,383,534)	297,700,096	46,715,642
Other expenses not deductible for income tax purposes	27,243,710	26,628,325	24,325,078	3,817,136
Share based compensation expense not deductible for income tax purposes	39,101,140	20,035,035	22,108,693	3,469,336
Effect of tax holiday and preferential tax rate(1)	(279,823,276)	2,160,562	(25,716,398)	(4,035,464)
Effect of different tax rate of subsidiary operation in other jurisdictions	2,853,547	3,712,755	1,535,280	240,919
Effect of change in tax rate	—	(1,547,465)	—	—
Research and development tax deduction	(12,657,389)	—	(14,040,027)	(2,203,187)
Unrecognized tax benefits for prior years' transfer pricing arrangement	—	32,092,388	(22,239,451)	(3,489,855)
Tax on undistributed loss of VIEs	(46,419,145)	—	—	—
Valuation allowance movement	4,451,281	9,155,075	99,384,200	15,595,550
Others	6,168,627	8,268,224	(14,321,770)	(2,247,399)
Total	(93,102,643)	(299,878,635)	368,735,701	57,862,678
(1)	The aggregate amount and per share effect of the tax holiday and preferential tax rate are as follows:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
The aggregate amount tax benefit(expense) of the tax holiday and preferential tax rate	279,823,276	(2,160,562)	25,716,398	4,035,464
The aggregate effect on basic and diluted net income per share:
—Basic	0.89	(0.01)	0.08	0.01
—Diluted	0.88	(0.01)	0.08	0.01

The tax effects of temporary differences and carry forwards that give rise to the deferred tax balances at December 31, 2020 and 2021 are as follows:

	As of December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Long-term investments	5,325,000	5,325,000	835,609
Accrued expenses	27,280,677	36,045,445	5,656,317
Accounts receivable and contract assets	79,593,687	28,982,373	4,547,967
Guarantee liabilities	62,048,651	1,017,108	159,606
Financial guarantee derivatives	157,281,000	199,865,748	31,363,297
Loan receivable from Xiaoying Housing Loans	16,551,270	16,456,881	2,582,444
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	60,479,731	79,578,524	12,487,607
Operating loss carryforwards	214,313,889	43,644,917	6,848,840
Earnings rights associated with loan assets	496,990	191,150	29,996
Deposits to institutional cooperators	2,579,529	506,674	79,508
Investment in Consolidated Trusts	808,113	11,509,170	1,806,040
Lease liabilities	9,479,662	6,599,483	1,035,602
Total deferred tax assets	636,238,199	429,722,473	67,432,833
Valuation allowance	(14,010,030)	(113,394,230)	(17,794,029)
Total deferred tax assets, net of valuation allowance	622,228,169	316,328,243	49,638,804
Deferred tax liabilities:
Property and equipment	581,854	488,150	76,601
Long-term investments	6,778,801	4,142,756	650,088
Right-of-use assets	9,214,921	6,299,837	988,583
Investment in Consolidated Partnerships	—	30,528,966	4,790,661
Total deferred tax liabilities	16,575,576	41,459,709	6,505,933

On January 1, 2020, the Group adopted the ASC 326. The transition adjustment included a tax benefit of RMB5.75 million in retained earnings, which increased deferred tax assets by a corresponding amount.

Movement of the valuation allowance is as follows:

	As of
	December 31,	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance as of January 1	(4,854,955)	(14,010,030)	(2,198,479)
Addition	(9,155,075)	(99,384,200)	(15,595,550)
Balance as of December 31	(14,010,030)	(113,394,230)	(17,794,029)

The Company operates through its subsidiaries, VIEs and subsidiaries of the VIEs. The valuation allowance is considered on an individual entity basis. As of December 31, 2020 and 2021, the Company had operating loss carryforwards of RMB921,429,605 and RMB207,062,455 (US$32,492,618) respectively from its subsidiaries, VIEs and subsidiaries of the VIEs registered in the PRC. The net operating loss will expire in years 2022 to 2026, if not utilized.

The tax benefit, net of valuation allowance, recognized during the year due to the generation of net operating losses that can be carried forward to future years amounted to RMB200,303,859 and RMB25,408,164 (US$3,987,095), respectively. The tax benefit utilised during the year ended December 31, 2020 and 2021 amounted to nil and RMB196,077,136 (US$30,768,781) respectively. During the year ended December 31, 2021, the Company recognized a deferred tax expense of RMB103,563,700 (US$16,251,404) for an increase in a valuation allowance as a result of a change in judgment about the ability of a subsidiary to utilize a beginning-of-the-year deferred tax asset in future years.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carryforward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carryforwards, including consideration of specific known trend of profits expected to be reflected within the industry, (iii) taxable income in prior carryback years and (iv) tax-planning strategies. On the basis of this evaluation, as of December 31, 2020 and 2021 a valuation allowance of RMB14,010,030 and RMB113,394,230 (US$17,794,029) was recorded respectively to reduce the deferred tax assets to the amount that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as the Group’s projections for growth.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between the PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. Management has asserted it intends to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. As of December 31, 2021, the FIE of the Group had cumulative profits of RMB2,265,192,430 (US$355,458,122). The related unrecognized deferred tax liabilities were RMB226,519,243(US$35,545,812) as of December 31, 2021.

A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group accrued deferred tax liabilities on the earnings of the VIEs of nil and nil as of December 31, 2020 and 2021.

Unrecognized tax benefits

A roll-forward of unrecognized tax benefits is as follows:

	Year ended December 31,	Year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Balance at beginning of the year	246,394,607	159,483,176	25,026,390
Additions for tax positions taken in prior years	32,092,388	—	—
Additions for tax positions taken in current year	34,252,413	19,087,010	2,995,168
Reductions for tax positions taken in prior years	(153,256,232)	(139,959,819)	(21,962,750)
Balance at end of the year	159,483,176	38,610,367	6,058,808

The accrued interest and penalties related to income taxes at December 31, 2020 and 2021 is set forth below:

	Year ended December 31,	Year ended December 31,
	2020	2021	2021
	RMB	RMB	US$
Accrued interest and penalties	11,885,624	1,154,145	181,111

As of December 31, 2020 and 2021, the Group’s unrecognized tax benefits consisted of: 1) RMB79,593,688 and RMB28,757,431(US$4,512,668) arising from impairment losses and charge-offs of accounts receivable and contract assets; 2) RMB47,797,100 and nil related to the provision for contingent guarantee liabilities; and 3) RMB32,092,388 and RMB9,852,936(US$1,546,140) arising from prior years’ transfer pricing arrangement.

As of December 31, 2020 and 2021, RMB34,252,413 and nil of the unrecognized tax benefits was presented in the consolidated financial statements as a reduction to a deferred tax asset for a net operating loss carryforward.

As at December 31, 2020 and 2021, the unrecognized tax benefit balance of RMB32,092,388 and nil, if recognized upon examination settlement or statute expiration, would affect the effective tax rate.

For the year ended December 31, 2020, interest expense related to unrecognized tax benefits was RMB8,079,661, which was recorded as part of the income tax expense in the consolidated financial statements. For the year ended December 31, 2021, interest income related to unrecognized tax benefits was RMB10,731,479(US$1,684,003), which was recorded as part of the income tax expense in the consolidated financial statements.